Offerings - Offering: 1	Nov. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 17,400.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price of $200,000,000. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-293736), filed on February 25, 2026. On January 31, 2024, the registrant filed a Registration Statement on Form S-3 (File No. 333-276794) (the "Prior Registration Statement") relating to the offer and sale of shares of its common stock, $0.0001 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of up to $100,000,000 under its then current "at-the-market" program (the "2024 ATM Program"). Of such $100,000,000, (i) $81,747,499 consisted of unsold securities previously registered on the registrant's Registration Statement on Form S-3 (File No. 333-252612), filed on February 1, 2021, that were included in the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act, and (ii) $18,252,501 consisted of newly registered securities, with respect to which the registrant paid a filing fee of $2,694.07. No shares of Common Stock were sold under the 2024 ATM Program and the 2024 ATM Program terminated on November 4, 2026. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $2,694.07 previously paid with respect to the $18,252,501 of unsold newly registered securities of the 2024 ATM Program may be used to offset the registration fee due in connection with this offering.